Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

March 3, 2023

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
on behalf of the Otter Creek Long/Short Opportunity Fund (S000043717)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Otter Creek Long/Short Opportunity Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated February 28, 2023, and filed electronically as Post-Effective Amendment No. 850 to the Funds’ Registration Statement on Form N-1A on February 23, 2023.

If you have any questions regarding the enclosed, please contact the undersigned at (414) 516-1716.

Sincerely,
/s/ Carl G. Gee
Carl G. Gee, Esq.
Secretary of the Trust

Enclosures